SECURITIES, Available for sale, Gross Unrealized Losses and Fair Values (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Security Grade	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 1,404,858	$ 1,052,132
Unrealized Gains	16,594	21,431
Unrealized Losses	8,622	1,404
Fair Value	1,412,830	1,072,159
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	607,923	148,169
Less Than Twelve Months, Unrealized Losses	8,077	989
Twelve Months or More, Fair Value	33,530	28,257
Twelve Months or More, Unrealized Losses	545	415
Total, Fair value	641,453	176,426
Total, Unrealized Losses	8,622	1,404
Available-for-sale, allowance for credit losses	0
Accrued interest receivable	6,000
Credit related charges recognized in earnings	0	0	$ 0
U.S. Agency [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	34,634	10,456
Unrealized Gains	152	305
Unrealized Losses	112	13
Fair Value	34,674	10,748
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	11,986	1,469
Less Than Twelve Months, Unrealized Losses	109	3
Twelve Months or More, Fair Value	1,286	2,329
Twelve Months or More, Unrealized Losses	3	10
Total, Fair value	13,272	3,798
Total, Unrealized Losses	$ 112	13
Number of securities with market fair value less than amortized cost | Security	19
U.S. Agency Residential Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 309,907	340,224
Unrealized Gains	1,952	4,951
Unrealized Losses	3,874	593
Fair Value	307,985	344,582
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	171,398	96,839
Less Than Twelve Months, Unrealized Losses	3,555	592
Twelve Months or More, Fair Value	19,024	83
Twelve Months or More, Unrealized Losses	319	1
Total, Fair value	190,422	96,922
Total, Unrealized Losses	$ 3,874	593
Number of securities with market fair value less than amortized cost | Security	67
U.S. Agency Commercial Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 23,066	6,869
Unrealized Gains	84	326
Unrealized Losses	224	0
Fair Value	22,926	7,195
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	19,900
Less Than Twelve Months, Unrealized Losses	224
Twelve Months or More, Fair Value	0
Twelve Months or More, Unrealized Losses	0
Total, Fair value	19,900
Total, Unrealized Losses	$ 224
Number of securities with market fair value less than amortized cost | Security	23
Private Label Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 102,480	41,429
Unrealized Gains	807	1,539
Unrealized Losses	672	139
Fair Value	102,615	42,829
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	64,408	11,838
Less Than Twelve Months, Unrealized Losses	640	95
Twelve Months or More, Fair Value	2,180	2,050
Twelve Months or More, Unrealized Losses	32	44
Total, Fair value	66,588	13,888
Total, Unrealized Losses	$ 672	139
Number of securities with market fair value less than amortized cost | Security	49
Other Asset Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 215,235	252,596
Unrealized Gains	1,204	1,796
Unrealized Losses	269	211
Fair Value	216,170	254,181
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	86,581	7,142
Less Than Twelve Months, Unrealized Losses	248	25
Twelve Months or More, Fair Value	978	21,197
Twelve Months or More, Unrealized Losses	21	186
Total, Fair value	87,559	28,339
Total, Unrealized Losses	$ 269	211
Number of securities with market fair value less than amortized cost | Security	51
Obligations of States and Political Subdivisions [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 568,355	315,780
Unrealized Gains	9,942	8,691
Unrealized Losses	2,221	178
Fair Value	576,076	324,293
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	178,484	28,957
Less Than Twelve Months, Unrealized Losses	2,151	177
Twelve Months or More, Fair Value	7,093	800
Twelve Months or More, Unrealized Losses	70	1
Total, Fair value	185,577	29,757
Total, Unrealized Losses	$ 2,221	178
Number of securities with market fair value less than amortized cost | Security	281
Corporate [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 148,707	82,307
Unrealized Gains	2,446	3,807
Unrealized Losses	1,194	97
Fair Value	149,959	86,017
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	75,166	1,924
Less Than Twelve Months, Unrealized Losses	1,150	97
Twelve Months or More, Fair Value	1,050	0
Twelve Months or More, Unrealized Losses	44	0
Total, Fair value	76,216	1,924
Total, Unrealized Losses	$ 1,194	97
Number of securities with market fair value less than amortized cost | Security	57
Trust Preferred [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 1,975	1,971
Unrealized Gains	0	0
Unrealized Losses	56	173
Fair Value	1,919	1,798
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	0	0
Less Than Twelve Months, Unrealized Losses	0	0
Twelve Months or More, Fair Value	1,919	1,798
Twelve Months or More, Unrealized Losses	56	173
Total, Fair value	1,919	1,798
Total, Unrealized Losses	$ 56	173
Number of securities with market fair value less than amortized cost | Security	2
Number of issues rated as investment grade | Grade	1
Number of securities not rated | Security	1
Non-rated securities, amortized cost	$ 1,000
Fair value of non-rated trust preferred securities	960
Foreign Government [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	499	500
Unrealized Gains	7	16
Unrealized Losses	0	0
Fair Value	$ 506	$ 516